Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Corporate Bonds – 0.8%
Personal Products – 0.8%
Beauty Health Co/The, 1.2500%, 10/1/26ž (cost $41,560,043)	$50,000,000	$40,011,840
Common Stocks – 98.7%
Aerospace & Defense – 2.3%
Howmet Aerospace Inc	1,002,052	109,594,427
Banks – 9.6%
Cullen/Frost Bankers Inc	456,762	61,320,298
PNC Financial Services Group Inc/The	1,111,343	214,322,498
Western Alliance Bancorp	2,256,552	188,512,354
		464,155,150
Beverages – 2.2%
Monster Beverage Corp*	2,029,419	106,666,263
Biotechnology – 5.7%
Argenx SE (ADR)*	207,392	127,546,080
Madrigal Pharmaceuticals Inc*	319,654	98,635,635
Vaxcyte Inc*	627,534	51,369,933
		277,551,648
Capital Markets – 6.0%
Hong Kong Exchanges & Clearing Ltd	2,065,600	78,417,582
Intercontinental Exchange Inc	1,434,237	213,715,655
		292,133,237
Consumer Finance – 4.6%
Capital One Financial Corp	1,243,212	221,689,564
Containers & Packaging – 1.2%
Crown Holdings Inc	706,674	58,434,873
Diversified Telecommunication Services – 0.3%
AST SpaceMobile Inc*,#	744,853	15,716,398
Electrical Equipment – 3.7%
Vertiv Holdings Co	1,578,201	179,299,416
Health Care Equipment & Supplies – 5.9%
Globus Medical Inc*	1,422,641	117,666,637
Lantheus Holdings Inc*	815,334	72,939,780
Teleflex Inc	520,575	92,651,938
		283,258,355
Health Care Providers & Services – 8.6%
Surgery Partners Inc*,£	10,387,001	219,892,811
UnitedHealth Group Inc	386,164	195,344,921
		415,237,732
Hotels, Restaurants & Leisure – 7.5%
Caesars Entertainment Inc*	6,868,953	229,560,409
Flutter Entertainment PLC*	318,800	82,393,860
Sportradar Group AG - Class A*	3,005,854	52,121,509
		364,075,778
Industrial Conglomerates – 2.1%
3M Co	787,512	101,659,924
Life Sciences Tools & Services – 1.3%
Sotera Health Co*	4,701,344	64,314,386
Machinery – 4.1%
Chart Industries Inc*	1,041,699	198,797,837
Metals & Mining – 2.7%
Constellium SE*	4,180,551	42,934,259
Freeport-McMoRan Inc	2,301,929	87,657,456
		130,591,715
Multiline Retail – 3.8%
Amazon.com Inc*	828,123	181,681,905
Multi-Utilities – 2.9%
Sempra Energy	1,594,313	139,853,136
Personal Products – 0.3%
Beauty Health Co/The*,£	10,270,440	16,330,000
Pharmaceuticals – 1.8%
Galderma Group AG*	792,740	87,907,936
Semiconductor & Semiconductor Equipment – 8.7%
Advanced Micro Devices Inc*	499,567	60,342,698

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Marvell Technology Inc	1,873,376	$206,914,379
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	788,338	155,688,872
		422,945,949
Software – 6.2%
HubSpot Inc*	52,088	36,293,356
Oracle Corp	1,586,912	264,443,015
		300,736,371
Specialty Retail – 1.7%
Signet Jewelers Ltd	1,029,788	83,114,189
Technology Hardware, Storage & Peripherals – 3.0%
Dell Technologies Inc	1,253,658	144,471,548
Trading Companies & Distributors – 2.5%
Core & Main Inc - Class A*	1,556,870	79,260,252
Ferguson Enterprises Inc	223,756	38,837,329
		118,097,581
Total Common Stocks (cost $3,848,770,107)		4,778,315,318
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $44,519,175)	44,510,273	44,519,175
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	4,738,360	4,738,360
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/2/25	$2,021,190	2,021,190
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,759,550)		6,759,550
Total Investments (total cost $3,941,608,875) – 100.6%		4,869,605,883
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(27,884,333)
Net Assets – 100%		$4,841,721,550

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,242,595,785	87.1%
Taiwan	155,688,872	3.2
Switzerland	140,029,445	2.9
Belgium	127,546,080	2.6
United Kingdom	82,393,860	1.7
Hong Kong	78,417,582	1.6
Netherlands	42,934,259	0.9
Total	$4,869,605,883	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Common Stocks - 4.9%
Health Care Providers & Services - 4.6%
Surgery Partners Inc*
	$162,495,919	$128,548,429	$-	$-	$(71,151,537)	$219,892,811	10,387,001	$-
Personal Products - 0.3%
Beauty Health Co/The*
	16,009,870	-	(1,497,602)	(11,548,528)	13,366,260	16,330,000	10,270,440	-
Total Common Stocks - 4.9%
	$178,505,789	$128,548,429	$(1,497,602)	$(11,548,528)	$(57,785,277)	$236,222,811	20,657,441	$-

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$57,107,123	$298,619,602	$(311,207,550)	$(4,799)	$4,799	$44,519,175	44,510,273	$280,567
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	11,654,371	54,965,524	(61,881,535)	-	-	4,738,360	4,738,360	13,157 ∆
Total Affiliated Investments - 5.9%
	$247,267,283	$482,133,555	$(374,586,687)	$(11,553,327)	$(57,780,478)	$285,480,346	69,906,074	$293,724

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Bank of America, National Association:
Ast Spacemobile Inc	475	50.00	USD	2/21/25	$(1,002,250)	$142,025	$118,895	$(23,130)
Total - Written Call Options						142,025	118,895	(23,130)
Written Put Options:
Citibank, National Association:
Unitedhealth Group Inc	1,000	450.00	USD	1/17/25	50,586,000	597,000	426,018	(170,982)
Goldman Sachs International:
Caesars Entertainment Inc	4,000	30.00	USD	1/17/25	13,368,000	204,000	115,354	(88,646)
Total - Written Put Options						801,000	541,372	(259,628)
Total OTC Written Options						$943,025	$660,267	$(282,758)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Options:
Average value of option contracts written	$433,112

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

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Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $40,011,840, which represents 0.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Corporate Bonds	$-	$40,011,840	$-
Common Stocks
Capital Markets	213,715,655	78,417,582	-
Pharmaceuticals	-	87,907,936	-
All Other	4,398,274,145	-	-
Investment Companies	-	44,519,175	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,759,550	-
Total Assets	$4,611,989,800	$257,616,083	$-
Liabilities
Other Financial Instruments(a):
OTC Options Written, at Value	$-	$282,758	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70214 02-25